Financial Assets and Liabilities - Summary of Maturity Profile of Financial Liabilities Based on Consolidated Contractual Undiscounted Obligations Outstanding (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt(1):	₱ 331,933	₱ 292,639
Principal	255,414	224,027
Interest	76,519	68,612
Lease obligations	30,770	29,312
Trade and other payables undiscounted cash flows	7,913	169,808
Total contractual obligations	542,187	491,759
Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	179,484	76,864
Utilities and Related Expenses Liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	86,203	64,580
Employee benefits liability [member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	62,989	10,404
Liability From Redemption Of Preferred Shares [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	9,090	7,849
Customers deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	7,842	2,371
Dividends Payable [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	2,270	1,194
Carriers and other customers liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1,708	1,336
Others [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1,469	5,210
Less than 1 year [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt(1):	7,681	12,562
Principal	7,649	12,400
Interest	32	162
Lease obligations	11,609	10,995
Trade and other payables undiscounted cash flows	7,816	165,750
Total contractual obligations	196,106	189,307
Less than 1 year [Member] | Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	176,816	75,322
Less than 1 year [Member] | Utilities and Related Expenses Liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	85,903	64,577
Less than 1 year [Member] | Employee benefits liability [member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	62,988	10,404
Less than 1 year [Member] | Liability From Redemption Of Preferred Shares [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	9,090	7,849
Less than 1 year [Member] | Customers deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	7,842
Less than 1 year [Member] | Dividends Payable [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows		1,194
Less than 1 year [Member] | Carriers and other customers liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1,708	1,336
Less than 1 year [Member] | Others [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1,469	5,068
1-3 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt(1):	77,865	74,960
Principal	48,404	47,753
Interest	29,461	27,207
Lease obligations	9,004	8,897
Trade and other payables undiscounted cash flows	97	2,010
Total contractual obligations	87,536	85,867
1-3 years [Member] | Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	667	1,535
1-3 years [Member] | Utilities and Related Expenses Liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	292	3
1-3 years [Member] | Employee benefits liability [member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1
1-3 years [Member] | Customers deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows		330
1-3 years [Member] | Dividends Payable [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	277
1-3 years [Member] | Others [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows		142
3-5 years [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt(1):	53,026	51,659
Principal	37,552	37,785
Interest	15,474	13,874
Lease obligations	4,523	5,068
Trade and other payables undiscounted cash flows		36
Total contractual obligations	57,603	56,763
3-5 years [Member] | Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	54	7
3-5 years [Member] | Utilities and Related Expenses Liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	8
3-5 years [Member] | Customers deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows		29
3-5 years [Member] | Dividends Payable [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	46
Later than five years [member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Debt(1):	193,361	153,458
Principal	161,809	126,089
Interest	31,552	27,369
Lease obligations	5,634	4,352
Trade and other payables undiscounted cash flows		2,012
Total contractual obligations	200,942	159,822
Later than five years [member] | Suppliers and contractors liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	1,947
Later than five years [member] | Customers deposits liability [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows		₱ 2,012
Later than five years [member] | Dividends Payable [Member]
Disclosure Of Maturity Analysis For Nonderivative And Derivative Financial Liabilities [Line Items]
Trade and other payables undiscounted cash flows	₱ 1,947